United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/2009

Check here if Amendment [  ];   Amendment Number: ___________
  This Amendment (Check only one.):      [  ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida   	     02/11/2010
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   164

Form 13F Information Table Value Total:   $212,164 (valuex1000)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.




FORM 13F INFORMATION TABLE
													        Voting Authority
Name of Issuer				Title	CUSIP		Value 	SHRS/	SH/  Put/      Invest  Other    Sole  Shared None
					Of			(x1000)	PRIN	PRN  call      Disc    Mana-
					Class							       gers
----------------------------------------------------------------------------------------------------------------------------------

3M Company                           	COM	88579Y101       468	5,667	SH		Sole		5,667
99 Cents Only Stores                 	COM	65440k106       134	10,252	SH		Sole		10,252
A T & T Corp New                     	COM	00206R102       496	17,695	SH		Sole		17,695
Agree Realty Corp                    	COM	008492100	387	16,605	SH		Sole		16,605
Alliance Holdings GP LP        COM UNITS LP	01861G100       288	10,510	SH		Sole		10,510
Altria Group Inc                     	COM	02209S103       1,005	51,200	SH		Sole		51,200
AmeriGas Partners LP           UNIT L P INT	030975106	670	17,025	SH		Sole		17,025
Anadarko Petroleum Corp              	COM	032511107	1,627	26,064	SH		Sole		26,064
Apache Corp                          	COM	037411105	2,355	22,825	SH		Sole		22,825
Apple Computer Inc                   	COM	037833100	578	2,741	SH		Sole		2,741
Avon Products Inc                    	COM	054303102	545	17,300	SH		Sole		17,300
Barclays Bank                SP ADR 7.1%PF3	06739H776       1,328	60,110	SH		Sole		60,110
Baytex Energy TRUST              TRUST UNIT	073176109	1,243	43,920	SH		Sole		43,920
Berkshire Hathway Cl A         	       CL A	084670108	2,480	25	SH		Sole		25
Berkshire Hathaway Cl B                CL B	084670207	3,923	1,194	SH		Sole		1,194
Boardwalk Pipeline Ptnrs     UT LTD PARTNER	096627104	2,491	82,960	SH		Sole		82,960
Bt Group Plc Adr                     	ADR	05577E101	220	10,100	SH		Sole		10,100
Buckeye GP Holdings            COM UNITS LP	118167105	563	19,670	SH		Sole		19,670
Buckeye Partners Uts LP      UNIT LTD PARTN	118230101	831	15,265	SH		Sole		15,265
C H Robinson Worldwd New            COM NEW	12541W209       306	5,204	SH		Sole		5,204
Centurytel Inc                       	COM	156700106	1,041	28,755	SH		Sole		28,755
Chevrontexaco Corp                   	COM	166764100	1,008	13,095	SH		Sole		13,095
Claymore Exch Traded Fd       CHINA SML CAP	18383Q853       345	13,115	SH		Sole		13,115
Coca Cola Company                    	COM	191216100	648	11,363	SH		Sole		11,363
Cohen & Steers Select Fund           	COM	19248A109       230	14,450	SH		Sole		14,450
Constellation Energy Co              	COM	210371100	495	14,075	SH		Sole		14,075
Copano Energy Llc                 COM UNITS	217202100	2,618	109,505	SH		Sole		109,505
Ctrip Com Intl Ltd Adr               	ADR	22943F100       216	3,010	SH		Sole		3,010
Dcp Midstream Partners       COM UT LTD PTN	23311P100       719	24,300	SH		Sole		24,300
Devon Energy Cp New                  	COM	25179M103       1,462	19,890	SH		Sole		19,890
Dover Corporation                    	COM	260003108	488	11,735	SH		Sole		11,735
Du Pont E I De Nemour&Co             	COM	263534109	329	9,770	SH		Sole		9,770
Duke Energy Corporation              	COM	26441C105       1,706	99,114	SH		Sole		99,114
Duncan Energy Ptnrs LP            COM UNITS	265026104       335	14,085	SH		Sole		14,085
Eaton Corporation                    	COM	278058102	512	8,045	SH		Sole		8,045
Eli Lilly & Company                  	COM	532457108	299	8,385	SH		Sole		8,385
Emerson Electric Co                  	COM	291011104	302	7,080	SH		Sole		7,080
Enbridge Energy Mgmt          SHS UNITS LLI	29250X103       2,170	40,842	SH		Sole		40,842
Enbridge Energy Ptnrs LP             	COM	29250R106       6,019	112,102	SH		Sole		112,102
Energizer Holding Inc                	COM	29266R108       210	3,419	SH		Sole		3,419
Energy Transfer Equity       COM UT LTD PTN	29273V100       1,684	55,080	SH		Sole		55,080
Energy Transfer Partners     UNIT LTD PARTN	29273R109       6,577	146,245	SH		Sole		146,245
Enerplus Resources Fund New   UNIT TR G NEW	29274D604       715	31,140	SH		Sole		31,140
Enterprise Grp Hldgs Lp         UNIT LP INT	293716106	1,591	40,815	SH		Sole		40,815
Enterprise Prd Prtnrs LP             	COM	293792107	16,381	521,522	SH		Sole		521,522
Entertainment Propertys TrustCOM SH BEN INT	29380T105       715	20,285	SH		Sole		20,285
Equity Residential Properties    SH BEN INT	29476L107       3,686	109,127	SH		Sole		109,127
Europe 2001 HOLDRS           DEPOSITRY RCPT	29875G105       457	7,200	SH		Sole		7,200
Exxon Mobil Corporation              	COM	30231G102       588	8,618	SH		Sole		8,618
F P L Group Incorporated             	COM	302571104	442	8,366	SH		Sole		8,366
Family Dollar Stores Inc             	COM	307000109	245	8,805	SH		Sole		8,805
Ferrellgas Partners LP        UNIT LTD PART	315293100	4,124	195,183	SH		Sole		195,183
General Electric Company             	COM	369604103	780	51,548	SH		Sole		51,548
Genesis Energy Lp            UNIT LTD PARTN	371927104	361	19,075	SH		Sole		19,075
Goldman Sachs Group Inc              	COM	38141G104       1,700	10,070	SH		Sole		10,070
Halliburton Co Hldg Co               	COM	406216101	282	9,380	SH		Sole		9,380
HCP Inc.                             	COM	40414L109       393	12,875	SH		Sole		12,875
Health Care Reit Inc                 	COM	42217K106       230	5,185	SH		Sole		5,185
Healthcare Realty Trust              	COM	421946104	526	24,512	SH		Sole		24,512
Heinz H J Co                         	COM	423074103	629	14,705	SH		Sole		14,705
Inergy Holdings Lp                   	COM	45661Q107       1,006	17,120	SH		Sole		17,120
Ingersoll Rand Co Cl A               	SHS	G4776G101       501	14,025	SH		Sole		14,025
Integrys Energy Group                	COM	45822P105       238	5,675	SH		Sole		5,675
International Business Machine       	COM	459200101	403	3,078	SH		Sole		3,078
iShares Dow Jones Select     DJ SEL DIV INX	464287168	320	7,285	SH		Sole		7,285
iShares FTSE/Xinhua China 25 FTSE XNHUA IDX	464287184	980	23,190	SH		Sole		23,190
iShares MSCI Brazil Index       MSCI BRAZIL	464286400	429	5,756	SH		Sole		5,756
iShares MSCI EAFE             MSCI EAFE IDX	464287465	1,551	28,061	SH		Sole		28,061
iShares MSCI Hong Kong Index MSCI HONG KONG	464286871	527	33,665	SH		Sole		33,665
Ishares Msci Israel Inx      MSCI ISRAEL FD	464286632	371	6,820	SH		Sole		6,820
iShares MSCI Japan Index         MSCI JAPAN	464286848	105	10,730	SH		Sole		10,730
iShares MSCI Korea Index       MSCI S KOREA	464286772	722	15,150	SH		Sole		15,150
iShares MSCI Mexico Index   MSCI MEX INVEST	464286822	428	8,768	SH		Sole		8,768
iShares MSCI Singapore       MSCI SINGAPORE	464286673	684	59,550	SH		Sole		59,550
Ishares Pharmaceutical       DJ PHARMA INDX	464288836	298	5,175	SH		Sole		5,175
iShares S&P Midcap/BARRA     S&P MC 400 GRW	464287606	1,018	13,095	SH		Sole		13,095
iShares S&P Midcap/B         S&P MIDCP VALU	464287705	2,070	31,395	SH		Sole		31,395
iShares S&P Smallcap/BARRA   S&P SMLCP GROW	464287887	1,221	21,376	SH		Sole		21,376
iShares S&P Smallcap/BARRA   S&P SMLCP VALU	464287879	1,154	19,773	SH		Sole		19,773
iShares Tr Gs Investop       IBOXX INV CPBD	464287242	388	3,725	SH		Sole		3,725
iShares Tr Lehman Tips      BARCLYS TIPS BD	464287176	1,396	13,440	SH		Sole		13,440
Ishares Tr Russell           RUSL 2000 GROW	464287648	345	5,075	SH		Sole		5,075
Ishares Tr S&P Asia          S&P ASIA 50 IN	464288430	1,606	40,200	SH		Sole		40,200
Ishares Tr S&P Smallcap      S&P SMLCAP 600	464287804	358	6,545	SH		Sole		6,545
Ishares TRUST                 HIGH YLD CORP	464288513	313	3,560	SH		Sole		3,560
Johnson & Johnson                    	COM	478160104	796	12,354	SH		Sole		12,354
JP Morgan Chase & Co                 	COM	46625H100       1,915	45,951	SH		Sole		45,951
K Sea Transn Partners Lp             	COM	48268Y101       341	29,490	SH		Sole		29,490
Kinder Morgan Energy LP      UT LTD PARTNER	494550106	19,432	318,666	SH		Sole		318,666
Kinder Morgan Mgmt Llc               	SHS	49455U100       1,887	34,538	SH		Sole		34,538
Kraft Foods Inc                        CL A	50075N104       387	14,225	SH		Sole		14,225
Lauder Estee Co Inc Cl A               CL A	518439104	349	7,227	SH		Sole		7,227
Liberty Property Trust           SH BEN INT	531172104	224	6,985	SH		Sole		6,985
Linn Energy                   UNIT LTD LIAB	536020100	8,076	289,675	SH		Sole		289,675
Loews Corporation                    	COM	540424108	397	10,925	SH		Sole		10,925
Lorillard Inc                        	COM	544147101	363	4,520	SH		Sole		4,520
Magellan Midstream Ptnrs     COM UNIT RP LP	559080106	2,628	60,659	SH		Sole		60,659
Market Vectors Etf TRUST         RUSSIA ETF	57060U506       399	12,800	SH		Sole		12,800
Markwest Energy Ptnr Lp      UNIT LTD PARTN	570759100	991	33,850	SH		Sole		33,850
Mc Donalds Corp                      	COM	580135101	441	7,055	SH		Sole		7,055
Merck & Co Inc                COM - DELETED	589331107	498	13,625	SH		Sole		13,625
Metlife Inc                          	COM	59156R108       251	7,100	SH		Sole		7,100
Morgan Stanley China Fund            	COM	617468103	261	8,315	SH		Sole		8,315
Nationwide Health Propertys          	COM	638620104	1,873	53,250	SH		Sole		53,250
Natural Resource Ptnr LP       COM UNIT L P	63900P103       776	32,005	SH		Sole		32,005
Nucor Corp                           	COM	670346105	230	4,932	SH		Sole		4,932
Nustar Energy Lp                   UNIT COM	67058H102       2,566	45,740	SH		Sole		45,740
Nyse Group Inc                       	COM	629491101       234	9,265	SH		Sole		9,265
Oneok Partners LP            UNIT LTD PARTN	68268N103       7,366	118,236	SH		Sole		118,236
Oracle Corporation                   	COM	68389X105       239	9,728	SH		Sole		9,728
Pengrowth Energy TRUST A        TR UNIT NEW	706902509	205	21,270	SH		Sole		21,270
Penn VA Grp Hldg Lp          COM UNIT R LIM	70788P105       249	14,925	SH		Sole		14,925
Penn VA Res Partners           		COM	707884102	6,322	293,237	SH		Sole		293,237
Penn West Energy TRUST              TR UNIT	707885109	772	43,892	SH		Sole		43,892
Pepsico Incorporated                 	COM	713448108	200	3,290	SH		Sole		3,290
Petrohawk Energy Corp                	COM	716495106	421	17,550	SH		Sole		17,550
Pfizer Incorporated                  	COM	717081103	246	13,536	SH		Sole		13,536
Philip Morris Intl Inc               	COM	718172109	757	15,705	SH		Sole		15,705
Plains All American Pipeline UNIT LTD PARTN	726503105	6,409	121,265	SH		Sole		121,265
Plum Creek Timber Co                 	COM	729251108	298	7,890	SH		Sole		7,890
Powershs QQQ TRUST Ser           UNIT SER 1	73935A104       376	8,212	SH		Sole		8,212
Precision Castparts Corp             	COM	740189105	290	2,630	SH		Sole		2,630
Procter & Gamble                     	COM	742718109	564	9,296	SH		Sole		9,296
Provident Energy TRUST              TR UNIT	74386K104       509	75,760	SH		Sole		75,760
Public Storage Inc                   	COM	74460D109       338	4,145	SH		Sole		4,145
Raytheon Company New                COM NEW	755111507	342	6,646	SH		Sole		6,646
Realty Income Corp                   	COM	756109104	302	11,644	SH		Sole		11,644
Regency Energy Partners       COM UNITS L P	75885Y107       938	44,750	SH		Sole		44,750
Reynolds American Inc                	COM	761713106	1,037	19,570	SH		Sole		19,570
Schlumberger Ltd                     	COM	806857108	332	5,100	SH		Sole		5,100
Sector Spdr Util Select       SBI INT-UTILS	81369Y886       333	10,725	SH		Sole		10,725
Spdr S&P China Etf            S&P CHINA ETF	78463X400       429	5,975	SH		Sole		5,975
Spectra Energy Corp                  	COM	847560109	2,063	100,595	SH		Sole		100,595
Spectra Energy Partners              	COM	84756N109       1,754	59,300	SH		Sole		59,300
Stanley Works                        	COM	854616109	246	4,775	SH		Sole		4,775
Suburban Propane Partner LP  UNIT LTD PARTN	864482104	363	7,715	SH		Sole		7,715
Sunoco Logistics Ptnr Lp          COM UNITS	86764L108       708	10,585	SH		Sole		10,585
Suntrust Banks Inc                   	COM	867914103	242	11,950	SH		Sole		11,950
T C Pipelines LP             UT COM LTD PRT	87233Q108       6,900	187,288	SH		Sole		187,288
Target Corporation                   	COM	87612E106	268	5,535	SH		Sole		5,535
Tata Motors Ltd Adr           SPONSORED ADR	876568502	354	21,025	SH		Sole		21,025
Teekay Lng Partners Lp        PRTNRSP UNITS	Y8564M105       2,045	77,240	SH		Sole		77,240
The Charles Schwab Corp              	COM	808513105	339	18,000	SH		Sole		18,000
Trans1 Inc                           	COM	89385X105       2,198	556,504	SH		Sole		556,504
United Parcel Service B                CL B	911312106	4,601	80,191	SH		Sole		80,191
United States Steel Corp             	COM	912909108	276	5,000	SH		Sole		5,000
Van Kampen SR Incm Tr                	COM	920961109	127	30,000	SH		Sole		30,000
Vanguard Intl Equities VIPERS   EURPEAN ETF	922042874	481	9,914	SH		Sole		9,914
Vanguard Large-Cap Growth VIPE   GROWTH ETF	922908736	450	8,475	SH		Sole		8,475
Vanguard Large-Cap Value VIPER    VALUE ETF	922908744	458	9,600	SH		Sole		9,600
Vanguard Mid Cap Growth      MCAP GR IDXVIP	922908538	863	17,790	SH		Sole		17,790
Vanguard Mid Cap Value       MCAP VL IDXVIP	922908512	749	16,877	SH		Sole		16,877
Vanguard Small-Cap Growth    SML CP GRW ETF	922908595	1,071	17,885	SH		Sole		17,885
Vanguard Small-Cap Value      SM CP VAL ETF	922908611	834	15,306	SH		Sole		15,306
Vanguard Total World         TT WRLD ST ETF	922042742	552	12,815	SH		Sole		12,815
Vanguard Utilities VIPERS     UTILITIES ETF	92204A876       352	5,405	SH		Sole		5,405
Verizon Communications                  COM	92343V104       296	8,920	SH		Sole		8,920
Vodafone Group New Adr        SPONS ADR NEW	92857W209       281	12,150	SH		Sole		12,150
Vornado Realty Trust             SH BEN INT	929042109	398	5,684	SH		Sole		5,684
Wal-Mart Stores Inc                     COM	931142103	722	13,510	SH		Sole		13,510
Williams Companies                   	COM	969457100	422	20,000	SH		Sole		20,000
Williams Partners Lp           COM UNIT L P	96950F104       672	21,900	SH		Sole		21,900
Williams Pipeline Ptnrs      COM UNIT LP IN	96950K103       2,001	84,090	SH		Sole		84,090
Wisdomtree India Earning     INDIA ERNGS FD	97717W422       861	39,000	SH		Sole		39,000
